UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	2/28/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SEMIANNUAL REPORT

FEBRUARY 28, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for Prudential Jennison Mid-Cap Growth Fund, Inc. informative and useful. The report covers performance for the six-month period ended February 28, 2017. We are proud to announce that Prudential Investments will be known as PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and the management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

April 14, 2017

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	8.75	20.70	57.13	116.18	—
Class B	8.35	19.83	51.73	101.52	—
Class C	8.39	19.87	51.71	101.57	—
Class Q	9.04	21.28	60.86	N/A	80.27 (1/18/11)
Class R	8.65	20.49	55.63	111.87	—
Class Z	8.93	21.08	59.48	122.69	—
Russell Midcap Growth Index	6.74	21.54	78.79	118.49	—
Russell Midcap Index	8.91	26.81	89.40	116.75	—
Lipper Mid-Cap Growth Funds Average	7.43	23.45	66.94	102.69	—

Average Annual Total Returns (With Sales Charges) as of 2/28/17
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	14.06	8.23	7.40	—
Class B	14.83	8.55	7.26	—
Class C	18.87	8.69	7.26	—
Class Q	21.28	9.97	N/A	10.11 (1/18/11)
Class R	20.49	9.25	7.80	—
Class Z	21.08	9.78	8.34	—
Russell Midcap Growth Index	21.54	12.32	8.13	—
Russell Midcap Index	26.81	13.63	8.04	—
Lipper Mid-Cap Growth Funds Average	23.45	10.71	7.20	—

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The cumulative total return for the Russell Midcap Growth Index measured from the month-end closest to the inception date through 2/28/17 is 93.14% for Class Q shares. The average annual total return for the Russell Midcap Growth Index measured from the month-end closest to the inception date through 2/28/17 is 11.43% for Class Q shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The cumulative total return for the Russell Midcap Index measured from the month-end closest to the inception date through 2/28/17 is 101.69% for Class Q shares. The average annual total return for the Russell Midcap Index measured from the month-end closest to the inception date through 2/28/17 is 12.22% for Class Q shares.

Lipper Mid-Cap Growth Funds Average—The Lipper Mid-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Your Fund’s Performance (continued)

capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 78.75% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 2/28/17 is 9.94% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/17 (%)
SBA Communications Corp., Equity Real Estate Investment Trusts (REITs)	2.8
Dollar Tree, Inc., Multiline Retail	2.6
Roper Technologies, Inc., Industrial Conglomerates	2.3
Red Hat, Inc., Software	2.2
Vantiv, Inc., IT Services	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/17 (%)
Software	8.4
Specialty Retail	6.4
IT Services	5.9
Equity Real Estate Investment Trusts (REITs)	5.7
Health Care Providers & Services	4.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,087.50	1.08%	$5.59
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class B	Actual	$1,000.00	$1,083.50	1.78%	$9.20
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Class C	Actual	$1,000.00	$1,083.90	1.78%	$9.20
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Class Q	Actual	$1,000.00	$1,090.40	0.58%	$3.01
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Class R	Actual	$1,000.00	$1,086.50	1.28%	$6.62
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class Z	Actual	$1,000.00	$1,089.30	0.78%	$4.04
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2017, and divided by 365 days in the Fund’s fiscal year ending August 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.08	1.08
B	1.78	1.78
C	1.78	1.78
Q	0.58	0.58
R	1.28	1.28
Z	0.78	0.78

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments (unaudited)

as of February 28, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Airlines 1.0%
Spirit Airlines, Inc.*	1,324,350	$69,144,314

Auto Components 1.2%
Delphi Automotive PLC	1,183,979	90,136,321

Banks 1.7%
Bank of the Ozarks, Inc.(a)	379,557	20,773,155
First Republic Bank/CA	1,065,169	99,944,807

		120,717,962

Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	292,897	38,442,731
BioMarin Pharmaceutical, Inc.*	835,339	78,463,393

		116,906,124

Building Products 1.0%
Allegion PLC	987,019	71,647,709

Capital Markets 3.8%
Affiliated Managers Group, Inc.	737,695	123,881,121
Intercontinental Exchange, Inc.	1,215,999	69,470,023
TD Ameritrade Holding Corp.(a)	2,102,480	82,206,968

		275,558,112

Chemicals 3.0%
Albemarle Corp.	300,801	30,534,309
Axalta Coating Systems Ltd.*	2,445,583	71,190,921
FMC Corp.	1,287,797	74,202,863
WR Grace & Co.	600,996	42,574,557

		218,502,650

Commercial Services & Supplies 1.9%
Copart, Inc.*	765,113	45,248,783
Stericycle, Inc.*(a)	1,113,023	92,247,346

		137,496,129

Communications Equipment 1.5%
Palo Alto Networks, Inc.*(a)	736,936	111,940,578

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 1.1%
Quanta Services, Inc.*	2,119,092	$79,084,513

Construction Materials 0.8%
Vulcan Materials Co.	468,614	56,519,535

Consumer Finance 1.9%
SLM Corp.*	11,263,620	135,050,804

Containers & Packaging 0.9%
Sealed Air Corp.	1,356,491	63,049,702

Electrical Equipment 1.9%
AMETEK, Inc.	2,537,739	136,961,774

Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp. (Class A Stock)	1,818,751	125,875,757
CDW Corp/DE	954,307	56,208,682
IPG Photonics Corp.*	276,832	32,749,226

		214,833,665

Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	1,325,293	36,604,593

Equity Real Estate Investment Trusts (REITs) 5.7%
Crown Castle International Corp.	816,500	76,367,245
Equinix, Inc.	264,553	99,490,447
Park Hotels & Resorts, Inc.	1,052,752	26,887,286
SBA Communications Corp.*	1,761,561	203,935,917

		406,680,895

Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc.*(a)	4,190,791	77,362,002

Food Products 3.6%
Hain Celestial Group, Inc. (The)*(a)	2,804,962	99,239,555
J.M. Smucker Co. (The)	399,640	56,640,977
Mead Johnson Nutrition Co.	660,787	58,010,491
TreeHouse Foods, Inc.*(a)	495,448	42,152,716

		256,043,739

Health Care Equipment & Supplies 4.6%
Align Technology, Inc.*	532,697	54,739,944
C.R. Bard, Inc.	175,352	43,003,324

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	368,753	$73,433,472
DexCom, Inc.*(a)	802,126	62,694,168
Edwards Lifesciences Corp.*	634,895	59,705,526
West Pharmaceutical Services, Inc.	434,944	35,869,832

		329,446,266

Health Care Providers & Services 4.9%
Centene Corp.*	1,762,113	124,228,966
Henry Schein, Inc.*	492,885	84,559,351
Laboratory Corp. of America Holdings*	679,383	96,649,026
Universal Health Services, Inc. (Class B Stock)	375,968	47,221,581

		352,658,924

Hotels, Restaurants & Leisure 4.7%
Aramark	2,337,047	83,526,060
Hilton Worldwide Holdings, Inc.	1,754,587	100,362,376
Marriott International, Inc. (Class A Stock)	431,203	37,510,349
Norwegian Cruise Line Holdings Ltd.*	1,726,364	87,526,655
Vail Resorts, Inc.	157,509	28,537,481

		337,462,921

Household Products 1.6%
Church & Dwight Co., Inc.	1,503,138	74,916,398
Clorox Co. (The)	285,013	38,992,628

		113,909,026

Independent Power & Renewable Electricity Producers 0.6%
Atlantica Yield PLC (Spain)(a)	2,069,379	45,029,687

Industrial Conglomerates 2.8%
Carlisle Cos., Inc.	344,106	35,546,150
Roper Technologies, Inc.	787,818	164,811,525

		200,357,675

Internet & Direct Marketing Retail 0.2%
Expedia, Inc.	136,632	16,264,673

IT Services 5.9%
Fidelity National Information Services, Inc.	920,599	75,737,680
FleetCor Technologies, Inc.*	519,773	88,361,410
Global Payments, Inc.	1,378,494	109,852,187
Vantiv, Inc. (Class A Stock)*	2,264,646	148,062,555

		422,013,832

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.6%
Quintiles IMS Holdings, Inc.*	549,823	$42,550,802

Media 1.6%
AMC Networks, Inc. (Class A Stock)*	1,315,860	78,701,587
Cinemark Holdings, Inc.	818,120	34,254,684

		112,956,271

Mortgage Real Estate Investment Trusts (REITs) 2.2%
MFA Financial, Inc.	7,187,106	57,640,590
Starwood Property Trust, Inc.	4,438,831	101,471,677

		159,112,267

Multiline Retail 3.3%
Dollar General Corp.	703,444	51,365,481
Dollar Tree, Inc.*	2,421,086	185,648,874

		237,014,355

Oil, Gas & Consumable Fuels 1.9%
Noble Energy, Inc.	2,265,412	82,483,651
Targa Resources Corp.	949,812	53,664,378

		136,148,029

Pharmaceuticals 1.3%
Zoetis, Inc.	1,755,637	93,593,008

Professional Services 1.7%
IHS Markit Ltd.*	3,171,772	126,236,526

Real Estate Management & Development 1.6%
CBRE Group, Inc. (Class A Stock)*	3,198,938	113,946,172

Road & Rail 0.9%
JB Hunt Transport Services, Inc.	651,922	63,999,183

Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	1,773,566	145,308,262
Microchip Technology, Inc.	346,241	25,109,397
NXP Semiconductors NV (Netherlands)*	1,278,750	131,468,288

		301,885,947

Software 8.4%
Check Point Software Technologies Ltd. (Israel)*(a)	882,693	87,307,165
Electronic Arts, Inc.*	1,316,737	113,897,750
Intuit, Inc.	493,095	61,853,837

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Red Hat, Inc.*	1,909,356	$158,113,770
ServiceNow, Inc.*(a)	1,011,725	87,939,137
Splunk, Inc.*(a)	1,522,522	93,985,283

		603,096,942

Specialty Retail 6.4%
Advance Auto Parts, Inc.	318,465	49,874,804
AutoZone, Inc.*	117,057	86,218,333
Burlington Stores, Inc.*	1,152,612	102,593,994
Ross Stores, Inc.	1,417,795	97,232,381
Ulta Beauty, Inc.*	458,637	125,405,115

		461,324,627

Textiles, Apparel & Luxury Goods 0.5%
Kate Spade & Co.*	1,548,696	36,951,887

Trading Companies & Distributors 1.0%
Fastenal Co.	916,164	45,835,685
MSC Industrial Direct Co., Inc. (Class A Stock)	273,611	27,522,530

		73,358,215
TOTAL LONG-TERM INVESTMENTS (cost $5,073,443,029)		7,053,558,356

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(Note 3)(b)	93,702,301	93,702,301
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $169,527,598; includes $169,381,594 of cash collateral for securities on loan)(Note 3)(b)(c)	169,518,705	169,569,561

TOTAL SHORT-TERM INVESTMENTS (cost $263,229,899)		263,271,862

TOTAL INVESTMENTS 101.8% (cost $5,336,672,928)(Note 5)		7,316,830,218
Liabilities in excess of other assets (1.8)%		(130,400,069)

NET ASSETS 100.0%		$7,186,430,149

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

The following abbreviations are used in the semi annual report:

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $165,748,289; cash collateral of $169,381,594 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$69,144,314	$—	$—
Auto Components	90,136,321	—	—
Banks	120,717,962	—	—
Biotechnology	116,906,124	—	—
Building Products	71,647,709	—	—
Capital Markets	275,558,112	—	—
Chemicals	218,502,650	—	—
Commercial Services & Supplies	137,496,129	—	—
Communications Equipment	111,940,578	—	—
Construction & Engineering	79,084,513	—	—
Construction Materials	56,519,535	—	—
Consumer Finance	135,050,804	—	—
Containers & Packaging	63,049,702	—	—
Electrical Equipment	136,961,774	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$214,833,665	$—	$—
Energy Equipment & Services	36,604,593	—	—
Equity Real Estate Investment Trusts (REITs)	406,680,895	—	—
Food & Staples Retailing	77,362,002	—	—
Food Products	256,043,739	—	—
Health Care Equipment & Supplies	329,446,266	—	—
Health Care Providers & Services	352,658,924	—	—
Hotels, Restaurants & Leisure	337,462,921	—	—
Household Products	113,909,026	—	—
Independent Power & Renewable Electricity Producers	45,029,687	—	—
Industrial Conglomerates	200,357,675	—	—
Internet & Direct Marketing Retail	16,264,673	—	—
IT Services	422,013,832	—	—
Life Sciences Tools & Services	42,550,802	—	—
Media	112,956,271	—	—
Mortgage Real Estate Investment Trusts (REITs)	159,112,267	—	—
Multiline Retail	237,014,355	—	—
Oil, Gas & Consumable Fuels	136,148,029	—	—
Pharmaceuticals	93,593,008	—	—
Professional Services	126,236,526	—	—
Real Estate Management & Development	113,946,172	—	—
Road & Rail	63,999,183	—	—
Semiconductors & Semiconductor Equipment	301,885,947	—	—
Software	603,096,942	—	—
Specialty Retail	461,324,627	—	—
Textiles, Apparel & Luxury Goods	36,951,887	—	—
Trading Companies & Distributors	73,358,215	—	—
Affiliated Mutual Funds	263,271,862	—	—

Total	$7,316,830,218	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of February 28, 2017

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2017 were as follows:

Software	8.4%
Specialty Retail	6.4
IT Services	5.9
Equity Real Estate Investment Trusts (REITs)	5.7
Health Care Providers & Services	4.9
Hotels, Restaurants & Leisure	4.7
Health Care Equipment & Supplies	4.6
Semiconductors & Semiconductor Equipment	4.2
Capital Markets	3.8
Affiliated Mutual Funds (including 2.4% of collateral for securities on loan)	3.7
Food Products	3.6
Multiline Retail	3.3
Chemicals	3.0
Electronic Equipment, Instruments & Components	3.0
Industrial Conglomerates	2.8
Mortgage Real Estate Investment Trusts (REITs)	2.2
Commercial Services & Supplies	1.9
Electrical Equipment	1.9
Oil, Gas & Consumable Fuels	1.9
Consumer Finance	1.9
Professional Services	1.7
Banks	1.7
Biotechnology	1.6
Real Estate Management & Development	1.6%
Household Products	1.6
Media	1.6
Communications Equipment	1.5
Pharmaceuticals	1.3
Auto Components	1.2
Construction & Engineering	1.1
Food & Staples Retailing	1.1
Trading Companies & Distributors	1.0
Building Products	1.0
Airlines	1.0
Road & Rail	0.9
Containers & Packaging	0.9
Construction Materials	0.8
Independent Power & Renewable Electricity Producers	0.6
Life Sciences Tools & Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Energy Equipment & Services	0.5
Internet & Direct Marketing Retail	0.2

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$165,748,289	$(165,748,289)	$ —

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of February 28, 2017

Assets
Investments at value, including securities on loan of $165,748,289:
Unaffiliated investments (cost $5,073,443,029)	$7,053,558,356
Affiliated investments (cost $263,229,899)	263,271,862
Receivable for investments sold	73,608,099
Receivable for Fund shares sold	11,237,432
Dividends receivable	6,641,895
Prepaid expenses	44,812

Total Assets	7,408,362,456

Liabilities
Payable to broker for collateral for securities on loan	169,381,594
Payable for Fund shares reacquired	23,072,928
Payable for investments purchased	21,927,006
Accrued expenses	3,300,391
Management fee payable	3,080,803
Distribution fee payable	730,996
Affiliated transfer agent fee payable	438,159
Deferred trustees’ fees	430

Total Liabilities	221,932,307

Net Assets	$7,186,430,149

Net assets were comprised of:
Common stock, at par	$195,660
Paid-in capital in excess of par	4,991,239,341

4,991,435,001
Undistributed net investment income	2,295,222
Accumulated net realized gain on investment transactions	212,542,636
Net unrealized appreciation on investments	1,980,157,290

Net assets, February 28, 2017	$7,186,430,149

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($2,258,080,829 ÷ 63,711,503 shares of common stock issued and outstanding)	$35.44
Maximum sales charge (5.50% of offering price)	2.06

Maximum offering price to public	$37.50

Class B
Net asset value, offering price and redemption price per share ($19,934,639 ÷ 693,433 shares of common stock issued and outstanding)	$28.75

Class C
Net asset value, offering price and redemption price per share ($140,344,435 ÷ 4,880,866 shares of common stock issued and outstanding)	$28.75

Class Q
Net asset value, offering price and redemption price per share ($1,534,443,385 ÷ 40,261,130 shares of common stock issued and outstanding)	$38.11

Class R
Net asset value, offering price and redemption price per share ($217,583,941 ÷ 6,315,358 shares of common stock issued and outstanding)	$34.45

Class Z
Net asset value, offering price and redemption price per share ($3,016,042,920 ÷ 79,798,106 shares of common stock issued and outstanding)	$37.80

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	21

Statement of Operations (unaudited)

Six Months Ended February 28, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$32,003,672
Income from securities lending, net (including affiliated income of $163,883)	469,915
Affiliated dividend income	397,316

Total income	32,870,903

Expenses
Management fee	20,217,707
Distribution fee—Class A	3,452,091
Distribution fee—Class B	100,545
Distribution fee—Class C	707,042
Distribution fee—Class R	835,484
Transfer agent’s fees and expenses (including affiliated expense of $1,236,000)	6,237,000
Custodian and accounting fees	376,000
Shareholders’ reports	298,000
Registration fees	91,000
Director’s fees	67,000
Insurance expenses	53,000
Legal fees and expenses	41,000
Audit fee	11,000
Miscellaneous	23,956

Total expenses	32,510,825
Less: Distribution fee waiver—Class R	(278,515)

Net expense	32,232,310

Net investment income (loss)	638,593

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affilitliated of $33,497)	341,005,148
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $41,963)	261,544,846

Net gain (loss) on investment transactions	602,549,994

Net Increase (Decrease) In Net Assets Resulting From Operations	$603,188,587

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2017	Year Ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$638,593	$(16,365,638)
Net realized gain (loss) on investment transactions	341,005,148	347,185,570
Net change in unrealized appreciation (depreciation) on investments	261,544,846	(374,744,483)

Net increase (decrease) in net assets resulting from operations	603,188,587	(43,924,551)

Distributions from net realized gains (Note 1)
Class A	(146,980,877)	(266,704,812)
Class B	(1,503,996)	(2,896,920)
Class C	(10,792,763)	(17,959,347)
Class Q	(54,250,039)	(73,047,979)
Class R	(14,592,537)	(25,966,611)
Class Z	(216,687,522)	(369,021,899)

	(444,807,734)	(755,597,568)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	684,912,016	1,422,588,921
Net asset value of shares issued in reinvestment of dividends and distributions	405,249,982	677,189,574
Cost of shares reacquired	(1,794,549,294)	(3,135,429,105)

Net increase (decrease) in net assets from Fund share transactions	(704,387,296)	(1,035,650,610)

Total increase (decrease)	(546,006,443)	(1,835,172,729)

Net Assets:
Beginning of period	7,732,436,592	9,567,609,321

End of period(a)	$7,186,430,149	$7,732,436,592

(a) Includes undistributed net investment income of:	$2,295,222	$1,656,629

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements (unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation.

On April 8, 2013, the Fund was generally closed to new investors. Subsequently, on July 15, 2016, the Fund, with the exception of Class B shares, re-opened to all eligible investors.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

24

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends equivalent from the securities loaned and such payments are passed back to the lender in amounts equivalents thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

26

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .56% for the six months ended February 28, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through December 31, 2017 to limit such expenses to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received $129,276 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2017 that it received $8,932 and $777 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended February 28, 2017, PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $81,695 for managing the Fund’s securities lending cash collateral through its subadvisory services to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

28

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended February 28, 2017, were $1,032,377,449 and $2,160,226,389, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2017 were as follows:

Tax Basis	$5,352,364,822

Appreciation	2,096,858,050
Depreciation	(132,392,654)

Net Unrealized Appreciation	$1,964,465,396

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat certain late-year ordinary losses of approximately $10,749,000 as having been incurred in the following fiscal year (August 31, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

There are 2 billion shares of $.001 par value common stock authorized divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T, which consists of 345 million, 5 million, 25 million, 400 million, 125 million, 700 million and 400 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2017, 2 shareholders of record held 18% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2017:
Shares sold	5,681,612	$195,391,739
Shares issued in reinvestment of dividends and distributions	4,000,504	134,536,960
Shares reacquired	(14,249,900)	(489,085,077)

Net increase (decrease) in shares outstanding before conversion	(4,567,784)	(159,156,378)
Shares issued upon conversion from other share class(es)	134,707	4,671,543
Shares reacquired upon conversion into other share class(es)	(2,166,312)	(75,632,055)

Net increase (decrease) in shares outstanding	(6,599,389)	$(230,116,890)

Year ended August 31, 2016:
Shares sold	11,349,267	$392,677,540
Shares issued in reinvestment of dividends and distributions	7,188,765	245,496,309
Shares reacquired	(34,955,849)	(1,189,454,656)

Net increase (decrease) in shares outstanding before conversion	(16,417,817)	(551,280,807)
Shares issued upon conversion from other share class(es)	253,960	8,775,978
Shares reacquired upon conversion into other share class(es)	(781,273)	(26,566,807)

Net increase (decrease) in shares outstanding	(16,945,130)	$(569,071,636)

Class B
Six months ended February 28, 2017:
Shares sold	15,816	$436,597
Shares issued in reinvestment of dividends and distributions	51,327	1,402,248
Shares reacquired	(68,623)	(1,919,906)

Net increase (decrease) in shares outstanding before conversion	(1,480)	(81,061)
Shares reacquired upon conversion into other share class(es)	(91,008)	(2,623,869)

Net increase (decrease) in shares outstanding	(92,488)	$(2,704,930)

Year ended August 31, 2016:
Shares sold	9,658	$278,323
Shares issued in reinvestment of dividends and distributions	96,480	2,734,244
Shares reacquired	(143,067)	(4,068,702)

Net increase (decrease) in shares outstanding before conversion	(36,929)	(1,056,135)
Shares reacquired upon conversion into other share class(es)	(188,412)	(5,446,265)

Net increase (decrease) in shares outstanding	(225,341)	$(6,502,400)

30

Class C	Shares	Amount
Six months ended February 28, 2017:
Shares sold	288,462	$7,956,876
Shares issued in reinvestment of dividends and distributions	313,552	8,569,374
Shares reacquired	(759,706)	(21,360,516)

Net increase (decrease) in shares outstanding before conversion	(157,692)	(4,834,266)
Shares reacquired upon conversion into other share class(es)	(268,296)	(7,556,242)

Net increase (decrease) in shares outstanding	(425,988)	$(12,390,508)

Year ended August 31, 2016:
Shares sold	279,790	$7,951,015
Shares issued in reinvestment of dividends and distributions	486,047	13,779,429
Shares reacquired	(1,239,400)	(34,883,361)

Net increase (decrease) in shares outstanding before conversion	(473,563)	(13,152,917)
Shares reacquired upon conversion into other share class(es)	(157,808)	(4,460,711)

Net increase (decrease) in shares outstanding	(631,371)	$(17,613,628)

Class Q
Six months ended February 28, 2017:
Shares sold	3,944,781	$144,552,760
Shares issued in reinvestment of dividends and distributions	1,411,437	50,995,193
Shares reacquired	(6,410,478)	(235,893,971)

Net increase (decrease) in shares outstanding before conversion	(1,054,260)	(40,346,018)
Shares issued upon conversion from other share class(es)	15,380,565	563,082,221
Shares reacquired upon conversion into other share class(es)	(31,454)	(1,151,517)

Net increase (decrease) in shares outstanding	14,294,851	$521,584,686

Year ended August 31, 2016:
Shares sold	6,656,689	$240,437,796
Shares issued in reinvestment of dividends and distributions	1,862,225	67,710,511
Shares reacquired	(5,319,143)	(193,749,244)

Net increase (decrease) in shares outstanding before conversion	3,199,771	114,399,063
Shares issued upon conversion from other share class(es)	217,243	7,765,019

Net increase (decrease) in shares outstanding	3,417,014	$122,164,082

Class R
Six months ended February 28, 2017:
Shares sold	454,268	$15,250,997
Shares issued in reinvestment of dividends and distributions	428,752	14,024,490
Shares reacquired	(1,642,817)	(54,826,146)

Net increase (decrease) in shares outstanding before conversion	(759,797)	(25,550,659)
Shares issued upon conversion from other share class(es)	787	27,037

Net increase (decrease) in shares outstanding	(759,010)	$(25,523,622)

Year ended August 31, 2016:
Shares sold	1,032,390	$34,642,162
Shares issued in reinvestment of dividends and distributions	751,335	25,049,511
Shares reacquired	(3,445,130)	(114,721,074)

Net increase (decrease) in shares outstanding	(1,661,405)	$(55,029,401)

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended February 28, 2017:
Shares sold	8,798,119	$321,323,047
Shares issued in reinvestment of dividends and distributions	5,459,462	195,721,717
Shares reacquired	(27,193,791)	(991,463,678)

Net increase (decrease) in shares outstanding before conversion	(12,936,210)	(474,418,914)
Shares issued upon conversion from other share class(es)	2,251,432	83,613,466
Shares reacquired upon conversion into other share class(es)	(15,544,531)	(564,430,584)

Net increase (decrease) in shares outstanding	(26,229,309)	$(955,236,032)

Year ended August 31, 2016:
Shares sold	20,560,561	$746,602,085
Shares issued in reinvestment of dividends and distributions	8,921,405	322,419,570
Shares reacquired	(44,367,629)	(1,598,552,068)

Net increase (decrease) in shares outstanding before conversion	(14,885,663)	(529,530,413)
Shares issued upon conversion from other shares class(es)	849,905	30,589,663
Shares reacquired upon conversion into other share class(es)	(298,506)	(10,656,877)

Net increase (decrease) in shares outstanding	(14,334,264)	$(509,597,627)

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended February 28, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are

32

intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended, February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$34.76		$37.93	$40.94	$35.49	$31.58	$27.44
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.13)	(.12)	(.04)	.02	(.01)
Net realized and unrealized gain (loss) on investments	2.96		.13	1.36	6.49	4.85	4.32
Total from investment operations	2.93		- (d)	1.24	6.45	4.87	4.31
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.04)	(.02)
Distributions from net realized gains	(2.25)		(3.17)	(4.25)	(1.00)	(.92)	(.15)
Total dividends and distributions	(2.25)		(3.17)	(4.25)	(1.00)	(.96)	(.17)
Net asset value, end of period	$35.44		$34.76	$37.93	$40.94	$35.49	$31.58
Total Return(b):	8.78%		.14%	3.07%	18.42%	15.89%	15.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,258,081		$2,444,209	$3,309,898	$3,760,224	$3,515,357	$2,317,443
Average net assets (000)	$2,320,564		$2,840,531	$3,508,750	$3,759,607	$3,145,220	$1,948,077
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.06%	1.05%	1.05%	1.07%	1.06%
Expenses before waivers and/or expense reimbursement	1.08%	(e)	1.06%	1.05%	1.05%	1.07%	1.06%
Net investment income (loss)	(.18)%	(e)	(.37)%	(.29)%	(.09)%	.07%	(.05)%
Portfolio turnover rate	14%	(f)	24%	45%	42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended February 28,	Year Ended August 31,
	2017	2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.71	$32.09	$35.51	$31.11	$27.96	$24.46
Income (loss) from investment operations:
Net investment income (loss)	(.12)	(.31)	(.34)	(.27)	(.17)	(.20)
Net realized and unrealized gain (loss) on investments	2.41	.10	1.17	5.67	4.24	3.85
Total from investment operations	2.29	(.21)	.83	5.40	4.07	3.65
Less Distributions:
Distributions from net realized gains	(2.25)	(3.17)	(4.25)	(1.00)	(.92)	(.15)
Net asset value, end of period	$28.75	$28.71	$32.09	$35.51	$31.11	$27.96
Total Return(b):	8.39%	(.53)%	2.32%	17.62%	15.05%	15.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,935	$22,560	$32,455	$39,784	$40,676	$38,236
Average net assets (000)	$20,275	$26,408	$36,900	$41,158	$39,816	$37,196
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%(d)	1.76%	1.75%	1.76%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.78%(d)	1.76%	1.75%	1.76%	1.76%	1.76%
Net investment income (loss)	(.88)%(d)	(1.07)%	(.99)%	(.80)%	(.60)%	(.75)%
Portfolio turnover rate	14%(e)	24%	45%	42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$28.71		$32.10	$35.51	$31.12	$27.96	$24.46
Income (loss) from investment operations:
Net investment income (loss)	(.12)		(.31)	(.34)	(.27)	(.19)	(.20)
Net realized and unrealized gain (loss) on investments	2.41		.09	1.18	5.66	4.27	3.85
Total from investment operations	2.29		(.22)	.84	5.39	4.08	3.65
Less Distributions:
Distributions from net realized gains	(2.25)		(3.17)	(4.25)	(1.00)	(.92)	(.15)
Net asset value, end of period	$28.75		$28.71	$32.10	$35.51	$31.12	$27.96
Total Return(b):	8.39%		(.57)%	2.35%	17.59%	15.08%	15.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$140,344		$152,365	$190,609	$215,599	$212,315	$157,257
Average net assets (000)	$142,588		$165,788	$209,566	$220,173	$190,455	$135,864
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.78%	(d)	1.76%	1.75%	1.76%	1.76%	1.76%
Expenses before waivers and/or expense reimbursement	1.78%	(d)	1.76%	1.75%	1.76%	1.76%	1.76%
Net investment income (loss)	(.88)%	(d)	(1.07)%	(1.00)%	(.80)%	(.63)%	(.75)%
Portfolio turnover rate	14%	(e)	24%	45%	42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$37.13		$40.13	$42.89	$36.95	$32.83	$28.51
Income (loss) from investment operations:
Net investment income (loss)	.06		.04	.06	.15	.18	.13
Net realized and unrealized gain (loss) on investments	3.17		.13	1.43	6.79	5.03	4.49
Total from investment operations	3.23		.17	1.49	6.94	5.21	4.62
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.17)	(.15)
Distributions from net realized gains	(2.25)		(3.17)	(4.25)	(1.00)	(.92)	(.15)
Total dividends and distributions	(2.25)		(3.17)	(4.25)	(1.00)	(1.09)	(.30)
Net asset value, end of period	$38.11		$37.13	$40.13	$42.89	$36.95	$32.83
Total Return(b):	9.04%		.58%	3.55%	19.03%	16.39%	16.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,534,443		$964,093	$904,800	$676,208	$479,117	$301,497
Average net assets (000)	$1,062,259		$914,522	$794,215	$569,472	$436,722	$220,693
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(d)	.58%	.58%	.58%	.59%	.60%
Expenses before waivers and/or expense reimbursement	.58%	(d)	.58%	.58%	.58%	.59%	.60%
Net investment income (loss)	.33%	(d)	.10%	.15%	.38%	.52%	.42%
Portfolio turnover rate	14%	(e)	24%	45%	42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended, February 28,		Year Ended August 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$33.89		$37.13	$40.23	$34.96	$31.15	$27.10
Income (loss) from investment operations:
Net investment income (loss)	(.06)		(.19)	(.19)	(.12)	(.04)	(.07)
Net realized and unrealized gain (loss) on investments	2.87		.12	1.34	6.39	4.77	4.27
Total from investment operations	2.81		(.07)	1.15	6.27	4.73	4.20
Less Distributions:
Distributions from net realized gains	(2.25)		(3.17)	(4.25)	(1.00)	(.92)	(.15)
Net asset value, end of period	$34.45		$33.89	$37.13	$40.23	$34.96	$31.15
Total Return(b):	8.65%		(.05)%	2.89%	18.18%	15.64%	15.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$217,584		$239,720	$324,329	$375,174	$369,743	$283,158
Average net assets (000)	$224,658		$272,878	$361,697	$383,032	$332,920	$221,144
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	(d)	1.26%	1.25%	1.26%	1.26%	1.26%
Expenses before waivers and/or expense reimbursement	1.28%	(d)	1.51%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	(.38)%	(d)	(.57)%	(.50)%	(.30)%	(.12)%	(.25)%
Portfolio turnover rate	14%	(e)	24%	45%	42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended February 28,	Year Ended August 31,
	2017	2016	2015		2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$36.87	$39.93	$42.76		$36.92	$32.80	$28.48
Income (loss) from investment operations:
Net investment income (loss)	.02	(.03)	-	(d)	0.08	.12	.08
Net realized and unrealized gain (loss) on investments	3.16	.14	1.42		6.76	5.04	4.49
Total from investment operations	3.18	.11	1.42		6.84	5.16	4.57
Less Dividends and Distributions:
Dividends from net investment income	-	-	-		-	(.12)	(.10)
Distributions from net realized gains	(2.25)	(3.17)	(4.25)		(1.00)	(.92)	(.15)
Total dividends and distributions	(2.25)	(3.17)	(4.25)		(1.00)	(1.04)	(.25)
Net asset value, end of period	$37.80	$36.87	$39.93		$42.76	$36.92	$32.80
Total Return(b):	8.96%	.43%	3.38%		18.77%	16.23%	16.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,016,043	$3,909,489	$4,805,518		$5,157,002	$4,365,726	$2,585,535
Average net assets (000)	$3,551,567	$4,229,836	$5,173,326		$4,850,885	$3,637,810	$1,717,792
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.78%(f)	.76%	.75%		.77%	.77%	.76%
Expenses before waivers and/or expense reimbursement	.78%(f)	.76%	.75%		.77%	.77%	.76%
Net investment income (loss)	.12%(f)	(.07)%	-%	(e)	.19%	.35%	.25%
Portfolio turnover rate	14%(g)	24%	45%		42%	39%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., PGIM Investments, Attn: Board of Directors,
655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PJGQX	JDERX	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C881	74441C600	74441C808

MF173E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this               Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not               applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	April 21, 2017